Condensed Interim Consolidated Statements of Changes in Shareholders' Equity (Unaudited) - USD ($) $ in Thousands	Issued capital [member]	Contributed surplus [member]	Retained earnings [member]	Accumulated other comprehensive income [member]	Total
Balance at Dec. 31, 2023	$ 13,517	$ 3,874	$ 4,356	$ (712)	$ 21,035
IfrsStatementLineItems [Line Items]
Net loss			(2,823)		(2,823)
Foreign currency translation adjustments				(506)	(506)
Actuarial gain on defined benefit plan (note 8)
Comprehensive income			(2,823)	(506)	(3,329)
Share-based compensation costs		27			27
Acquisition of Aeterna Zentaris Inc.	8,485	9			8,494
Balance at Jun. 30, 2024	22,002	3,910	1,533	(1,218)	26,227
Balance at Dec. 31, 2024	22,486	4,268	(12,110)	(1,483)	13,161
IfrsStatementLineItems [Line Items]
Net loss			(6,356)		(6,356)
Foreign currency translation adjustments				(983)	(983)
Actuarial gain on defined benefit plan (note 8)			1,239		1,239
Comprehensive income			(5,117)	(983)	(6,100)
Share-based compensation costs		6			6
Exercise of warrants (note 9)	30				30
Exercise of DSUs (equity settled)	84	(84)
Balance at Jun. 30, 2025	$ 22,600	$ 4,190	$ (17,227)	$ (2,466)	$ 7,097